VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—2.9%
Comcast Corp. Class A	89,308	$ 3,730
Meta Platforms, Inc. Class A	2,825	1,617
Walt Disney Co. (The)	34,448	3,314
		8,661

Consumer Discretionary—5.1%
Best Buy Co., Inc.	16,200	1,673
Domino’s Pizza, Inc.	3,024	1,301
eBay, Inc.	24,154	1,573
General Motors Co.	31,725	1,423
Home Depot, Inc. (The)	7,464	3,024
JD.com, Inc. ADR	75,438	3,018
Rollins, Inc.	30,443	1,540
Starbucks Corp.	17,944	1,749
		15,301

Consumer Staples—3.4%
Keurig Dr Pepper, Inc.	40,206	1,507
McCormick & Co., Inc. Non-voting Shares	39,289	3,234
Sysco Corp.	33,300	2,599
Tyson Foods, Inc. Class A	47,492	2,829
		10,169

Energy—7.2%
Chevron Corp.	17,724	2,610
ConocoPhillips	11,526	1,214
EOG Resources, Inc.	24,792	3,048
Exxon Mobil Corp.	47,102	5,521
ONEOK, Inc.	16,808	1,532
Ovintiv, Inc.	83,801	3,210
Phillips 66	14,586	1,917
Schlumberger N.V.	26,101	1,095
TC Energy Corp.	35,111	1,670
		21,817

Financials—23.3%
Allstate Corp. (The)	16,664	3,160
Aon plc Class A	4,278	1,480
Bank of America Corp.	173,617	6,889
BlackRock, Inc. Class A	3,373	3,203
Capital One Financial Corp.	20,868	3,125
Cincinnati Financial Corp.	23,101	3,144
Citigroup, Inc.	59,335	3,714
Citizens Financial Group, Inc.	79,467	3,264
Global Payments, Inc.	22,275	2,281
Goldman Sachs Group, Inc. (The)	3,543	1,754
Intercontinental Exchange, Inc.	9,198	1,478
Jack Henry & Associates, Inc.	16,274	2,873
JPMorgan Chase & Co.	30,940	6,524
MarketAxess Holdings, Inc.	6,365	1,631
Morgan Stanley	44,214	4,609
MSCI, Inc. Class A	4,773	2,782
Nasdaq, Inc.	23,297	1,701
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	34,629	$ 6,401
T. Rowe Price Group, Inc.	21,489	2,341
Truist Financial Corp.	79,678	3,408
U.S. Bancorp	95,517	4,368
		70,130

Health Care—13.4%
Abbott Laboratories	25,597	2,918
Addus HomeCare Corp.(1)	13,708	1,824
Agilent Technologies, Inc.	25,834	3,836
Edwards Lifesciences Corp.(1)	21,157	1,396
Globus Medical, Inc. Class A(1)	48,475	3,468
Medtronic plc	46,780	4,212
Teleflex, Inc.	21,702	5,367
Thermo Fisher Scientific, Inc.	7,367	4,557
UnitedHealth Group, Inc.	12,337	7,213
Veeva Systems, Inc. Class A(1)	11,975	2,513
Zoetis, Inc. Class A	14,802	2,892
		40,196

Industrials—13.4%
Emerson Electric Co.	14,162	1,549
Genpact Ltd.	77,706	3,047
Honeywell International, Inc.	19,915	4,117
IDEX Corp.	11,812	2,534
L3Harris Technologies, Inc.	18,370	4,370
Leidos Holdings, Inc.	19,515	3,181
MonotaRO Co., Ltd. Unsponsored ADR	209,407	3,491
RB Global, Inc.	36,270	2,919
Stanley Black & Decker, Inc.	33,229	3,659
TransUnion	70,949	7,428
Xylem, Inc.	29,783	4,021
		40,316

Information Technology—7.6%
Accenture plc Class A	4,303	1,521
Adobe, Inc. (1)	2,515	1,302
Advanced Micro Devices, Inc.(1)	9,794	1,607
Autodesk, Inc.(1)	5,517	1,520
Intuit, Inc.	6,519	4,048
Microsoft Corp.	8,353	3,594
Salesforce, Inc.	4,731	1,295
Teledyne Technologies, Inc.(1)	3,741	1,637
Texas Instruments, Inc.	23,040	4,760
Tyler Technologies, Inc.(1)	2,585	1,509
		22,793

Materials—4.1%
Air Products & Chemicals, Inc.	5,381	1,602
Ball Corp.	60,284	4,094
LyondellBasell Industries N.V. Class A	25,164	2,413
Pan American Silver Corp.	130,997	2,734
	Shares	Value

Materials—continued
Sealed Air Corp.	38,402	$ 1,394
		12,237

Real Estate—10.5%
Alexandria Real Estate Equities, Inc.	68,134	8,091
Crown Castle, Inc.	13,315	1,579
Invitation Homes, Inc.	78,045	2,752
Mid-America Apartment Communities, Inc.	20,679	3,286
Prologis, Inc.	11,572	1,461
Rexford Industrial Realty, Inc.	124,042	6,240
SBA Communications Corp. Class A	27,572	6,637
Sun Communities, Inc.	11,436	1,546
		31,592

Utilities—7.8%
American Water Works Co., Inc.	31,266	4,572
Eversource Energy	117,376	7,988
NextEra Energy, Inc.	109,315	9,240
WEC Energy Group, Inc.	16,787	1,615
		23,415

Total Common Stocks (Identified Cost $242,978)		296,627

Total Long-Term Investments—98.7% (Identified Cost $242,978)		296,627

TOTAL INVESTMENTS—98.7% (Identified Cost $242,978)		$296,627
Other assets and liabilities, net—1.3%		3,818
NET ASSETS—100.0%		$300,445

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Canada	3
Ireland	2
Netherlands	1
Bermuda	1
China	1
Japan	1
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$296,627	$296,627
Total Investments	$296,627	$296,627
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS NFJ Large-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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